Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	SGOC
Entity Registrant Name	SGOCO GROUP, LTD.
Entity Central Index Key	0001412095
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	17,258,356

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash	$ 534,501	$ 23,493,805
Restricted cash		6,537,086
Accounts receivable, trade	19,680,682	55,985,013
Accounts receivable - related parties		49,559
Other receivables and prepayments	756,763	429,864
Consideration receivable from Sale of Honesty Group	57,477,790
Inventories	1,864,011	17,291,123
Advances to suppliers	4,609,506	23,312,312
Other current assets	60,548	46,615
Total current assets	84,983,801	127,145,377
PLANT AND EQUIPMENT, NET	217,586	16,886,297
OTHER ASSETS
Intangible assets, net		8,589,215
Total assets	85,201,387	152,620,889
CURRENT LIABILITIES
Accounts payable, trade	4,608,600	31,958,430
Accrued liabilities	353,147	333,659
Bank overdraft		1,492,226
Notes payable		26,346,505
Short-term loan		18,302,453
Short-term loan - shareholder	208,958	2,545,439
Other payables	343,883	1,679,541
Customer deposits	153,436	3,278,269
Taxes payable	5,552,293	2,526,279
Put option derivative liability		2,000,000
Total current liabilities	11,220,317	90,462,801
OTHER LIABILITIES
Warrant derivative liability	92,966	1,530,569
Total other liabilities	92,966	1,530,569
Total liabilities	11,313,283	91,993,370
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil issued and outstanding as of December 31, 2011 and December 31, 2010
Common stock, $0.001 par value, 50,000,000 shares authorized, 17,258,356shares and 17,428,089 shares issued and outstanding as of December 31, 2011 and 2010, respectively	17,258	17,428
Paid-in-capital	24,555,415	24,182,003
Statutory reserves	54,031	3,560,838
Retained earnings	49,177,643	29,051,779
Accumulated other comprehensive income	83,757	3,815,471
Total shareholders' equity	73,888,104	60,627,519
Total liabilities and shareholders' equity	$ 85,201,387	$ 152,620,889

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	17,258,356	17,428,089
Common stock, shares outstanding	17,258,356	17,428,089

CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Revenues	$ 313,135,771	$ 204,682,698	$ 61,672,603
Revenues - related parties		12,618,047	6,201,701
Total revenues	313,135,771	217,300,745	67,874,304
COST OF GOODS SOLD:
Cost of goods sold	279,398,945	174,315,969	53,006,818
Cost of goods sold - related parties		10,285,788	4,757,517
Total cost of goods sold	279,398,945	184,601,757	57,764,335
GROSS PROFIT	33,736,826	32,698,988	10,109,969
OPERATING EXPENSES:
Selling expenses	1,705,737	700,148	116,918
General and administrative expenses	5,778,875	6,443,314	889,481
Total operating expenses	7,484,612	7,143,462	1,006,399
INCOME FROM OPERATIONS	26,252,214	25,555,526	9,103,570
OTHER INCOME (EXPENSES):
Interest income	288,415	89,900	7,221
Interest expense	(2,074,034)	(1,021,066)	(841,613)
Other income (expense), net	(248,545)	(892,184)	(75,893)
Change in fair value of warrant derivative liability	925,445	(286,877)
Gain from disposal of subsidiaries	126,860
Total other expenses, net	(981,859)	(2,110,227)	(910,285)
INCOME BEFORE PROVISION FOR INCOME TAXES	25,270,355	23,445,299	8,193,285
PROVISION FOR INCOME TAXES	8,651,298	3,513,710	1,034,212
NET INCOME	16,619,057	19,931,589	7,159,073
OTHER COMPREHENSIVE INCOME:
Foreign currency translation adjustment	83,757	1,772,063	(16,864)
Realization of foreign currency translation gain relating to disposal of subsidiaries	(3,815,471)
COMPREHENSIVE INCOME	$ 12,887,343	$ 21,703,652	$ 7,142,209
EARNINGS PER SHARE:
Basic	$ 1.03	$ 2.13	$ 0.84
Diluted	$ 1.02	$ 1.86	$ 0.84
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic	16,086,598	9,354,186	8,500,000
Diluted	16,288,242	10,705,957	8,500,000

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $)	Total	Derivative Financial Instruments, Liabilities Warrant	Derivative Financial Instruments, Liabilities Put Option	Ordinary Shares	Paid-in Capital	Paid-in Capital Derivative Financial Instruments, Liabilities Warrant	Paid-in Capital Derivative Financial Instruments, Liabilities Put Option	Retained Earnings Statutory Reserves	Retained Earnings Unrestricted	Accumulated Other Comprehensive Income
BEGINNING BALANCE at Dec. 31, 2008	$ 21,780,443			$ 14,300	$ 14,183,916			$ 571,035	$ 4,950,920	$ 2,060,272
BEGINNING BALANCE (in shares) at Dec. 31, 2008				14,300,000
Shareholder contribution	3,080,000				3,080,000
Net income	7,159,073								7,159,073
Adjustment for statutory reserve								715,907	(715,907)
Foreign currency translation adjustment	(16,864)									(16,864)
ENDING BALANCE at Dec. 31, 2009	32,002,652			14,300	17,263,916			1,286,942	11,394,086	2,043,408
BEGINNING BALANCE (in shares) at Dec. 31, 2009				14,300,000
Shares issued for recapitalization (in shares)				1,027,933
Shares issued for recapitalization	4,502,965			1,028	4,501,937
Shares placed in escrow (in shares)				766,823
Shares placed in escrow	767			767
Shareholder contribution	366,780				366,780
Shares issued for secondary offering (in shares)				1,333,333
Shares issued for secondary offering	5,294,395			1,333	5,293,062
Reclassification to derivative liabilities		(1,243,692)	(2,000,000)			(1,243,692)	(2,000,000)
Net income	19,931,589								19,931,589
Adjustment for statutory reserve								2,273,896	(2,273,896)
Foreign currency translation adjustment	1,772,063									1,772,063
ENDING BALANCE at Dec. 31, 2010	60,627,519			17,428	24,182,003			3,560,838	29,051,779	3,815,471
ENDING BALANCE (in shares) at Dec. 31, 2010				17,428,089
Shares issued for secondary offering (in shares)				80,267
Shares issued for secondary offering	373,242			80	373,162
Shares repurchased and cancelled pursuant to the Put Option (Note 13) (in shares)				(250,000)
Shares repurchased and cancelled pursuant to the Put Option (Note 13)				(250)	250
Net income	16,619,057								16,619,057
Adjustment for statutory reserve								2,131,096	(2,131,096)
Realization of foreign currency translation gain relating to disposal of subsidiarie	(3,815,471)									(3,815,471)
Reclassification of statutory reserve upon disposal of subsidiaries								(5,637,903)	5,637,903
Foreign currency translation adjustment	83,757									83,757
ENDING BALANCE at Dec. 31, 2011	$ 73,888,104			$ 17,258	$ 24,555,415			$ 54,031	$ 49,177,643	$ 83,757
ENDING BALANCE (in shares) at Dec. 31, 2011				17,258,356

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 16,619,057	$ 19,931,589	$ 7,159,073
Adjustments to reconcile net income to cash provided by (used in) operating activities:
Depreciation and amortization	1,460,162	1,611,372	618,237
Bad debt provision	190,840	1,947,371
Change in fair value of warrant derivative liability	(925,445)	286,877
Gain from disposal of subsidiaries	(126,860)
Change in operating assets
Accounts receivables, trade	(19,428,249)	(37,509,713)	(14,767,985)
Accounts receivables - related parties	49,559	(48,318)	3,562,779
Other receivables and prepayments	(7,988,301)	(261,746)	6,967
Inventories	1,160,326	(12,813,671)	4,227,785
Other current assets	(12,117)	258,319	29,895
Change in operating liabilities
Accounts payables, trade	31,772,095	27,638,400	1,407,351
Accrued liabilities	390,318	(130,264)	26,239
Taxes payable	5,007,684	1,603,892	927,234
Net cash (used in) provided by operating activities	(58,228,100)	1,480,309	(6,005,159)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of subsidiaries, net of cash disposed of $3,439,038	(2,226,038)
Purchase of equipment and construction-in-progress	(1,021,169)	(3,563,545)	(13,553,487)
Purchase of intangible assets	(1,545)	(6,419)	(5,972,103)
Proceeds from the disposal of plant and equipment and intangible assets	2,354
Cash received from legal acquirer		5,913
Net cash used in investing activities	(3,246,398)	(3,564,051)	(19,525,590)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in restricted cash	(19,412,627)	(730,855)	(5,414,494)
Notes payable	40,898,856	6,824,463	13,695,975
Proceeds from government		1,163,426	3,372,030
Proceeds from short-term loan	102,257,686	30,511,770	50,174,196
Payments on short-term loan	(81,516,378)	(32,055,846)	(34,620,488)
Shareholder contribution		366,780	3,080,000
Proceeds from shareholder loan		2,545,439
Payments on shareholder loan	(2,336,481)
Proceeds from recapitalization		5,388,083
Payments of recapitalization cost		(666,468)
Repayments on shareholder promissory notes		(100,000)
Proceeds from shares issuance		5,594,543
Payments of financing costs		(300,148)
Payments on repurchase of shares pursuant to Put Option	(2,000,000)
Payments on repurchase of warrants	(512,158)
Shares issued for exercise of over allotment related to secondary offering	373,242
Net cash provided by financing activities	37,517,902	19,272,602	31,004,341
EFFECT OF EXCHANGE RATE ON CASH	997,292	496,932	(18,148)
(DECREASE) INCREASE IN CASH	(22,959,304)	17,685,792	5,455,444
CASH, beginning of year	23,493,805	5,808,013	352,569
CASH, end of year	534,501	23,493,805	5,808,013
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	2,074,034	1,021,066	841,613
Cash paid for income taxes	4,051,393	1,986,106	106,977
Settlement of consideration receivable offset against
- Purchase deposits to Honesty Group	(1,771,815)
- Payable to Honesty Group	10,156,024
All Other
Change in operating assets
Advances to suppliers	(101,730,517)	(10,680,527)	(7,588,177)
Change in operating liabilities
Other payables	9,789,100	(1,542,236)	3,067,883
Customer deposits	5,544,248	2,734,645	457,480
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Settlement of consideration receivable	8,925,001
Related Party Transactions
Change in operating assets
Advances to suppliers		9,027,294	1,853,952
Change in operating liabilities
Other payables		(235,178)	(7,299,039)
Customer deposits		(337,797)	305,167
Bank Overdrafts
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank overdrafts	7,304,321	10,349,643	5,061,259
Payments on bank overdrafts	(7,538,559)	(9,618,228)	(4,344,137)
Honesty Group
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Settlement of consideration receivable	$ 57,477,790

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2011
Proceeds from disposal of subsidiaries, cash disposed	$ 3,439,038

Organization and description of business	12 Months Ended
Dec. 31, 2011
Organization and description of business

Note 1 - Organization and description of business

SGOCO Group, Ltd., formerly known as Hambrecht Asia Acquisition Corp. (the “Company” or “we”, “our” or “us”) was incorporated under the law of the Cayman Islands on July 18, 2007. The Company was formed as a blank check company for the purpose of acquiring one or more operating businesses in the People’s Republic of China (“China” or “PRC”) through a merger, stock exchange, asset acquisition or similar business combination or control through contractual arrangements.

The Company completed its initial public offering (“IPO”) of units consisting of one ordinary share and one warrant to purchase one ordinary share in March 12, 2008.  On March 12, 2010, the Company completed a share exchange transaction with Honesty Group Holdings Limited (“Honesty Group”) and its shareholders, and Honesty Group became a wholly-owned subsidiary of the Company (the “Acquisition”).  On the closing date, the Company issued 14,300,000 of its ordinary shares to Honesty Group in exchange for 100% of the capital stock of Honesty Group. Prior to the share exchange transaction, the Company had 5,299,126 ordinary shares issued and outstanding.  After the share exchange transaction, the Company had 16,094,756 ordinary shares issued and outstanding.

The share exchange transaction was accounted for as reorganization and recapitalization of Honesty Group.  As a result, the consolidated financial statements of the Company (the legal acquirer) is, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share exchange transaction.  There was no gain or loss recognized on the transaction.  The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group, except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

Honesty Group is a limited liability company registered in Hong Kong on September 13, 2005. It directly owns 100% of Guanke (Fujian) Electron Technological Industry Co., Ltd. (“Guanke”), Guanwei (Fujian) Electron Technological Co., Ltd. (“Guanwei”), and Guancheng (Fujian) Electron Technological Industry Co., Ltd. (“Guancheng”). The Company designs, manufactures and distributes LCD consumer products including LCD PC monitors, LCD TVs, LED back-light modules and application-specific LCD systems.  Products are sold primarily in China and also in international markets.

Guanke, Guanwei and Guancheng are limited liability companies established in Jinjiang City, Fujian Province under the corporate laws of the People’s Republic of China (“PRC” or “China”). Guanke was formed on January 16, 2006 with a registered capital of $11,880,000.  Currently, Guanke is the Company’s main operating entity.  Guanwei and Guancheng were formed on June 22, 2007 with registered capital of $11,880,000 and $7,800,000, respectively, of which $3,130,000 and $7,800,000, respectively, had been contributed as of December 31, 2010.  The remaining registered capital of $8,750,000 has to be fulfilled by the end of 2011. Guanwei is in the development stage and had no operations as of December 31, 2010.

SGOCO International (HK) Limited, a limited liability company registered in Hong Kong, or “SGOCO International,” is a wholly owned subsidiary of SGOCO.

On February 22, 2011, SGO Corporation was established in Delaware USA. On March 14, 2011, SGOCO International (HK) Limited purchased 100% of the outstanding shares of common stock of SGO. SGO was founded for the purpose of marketing, sales and distribution of SGOCO’s high quality LCD/LED products in the Americas. SGO was not operating during 2011.

On July 28, 2011, SGOCO (Fujian) Electronic Co., Ltd., a limited liability company under the laws of the PRC was established by SGOCO International for the purpose of conducting LCD/LED monitor and TV product-related product design, brand development and distribution.

On November 15, 2011, the Company entered into an agreement to sell its 100% ownership interest in Honesty Group to Apex Flourish Group Limited, an unrelated party for $76 million in total consideration (see Note 21).

On December 26, 2011, SGOCO International (HK) Limited established a wholly owned subsidiary Beijing SGOCO Image Technology Co. Ltd., a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor, TV product-related product and application specific product design, brand development and distribution.

The Company has relocated its corporate headquarters from Jinjiang, Fujian Province to Beijing, China and placed its focus on building out its institutional sales and distribution network with particular focus on the high margin application specific products.

The Company is focused on designing innovative products and developing its own-brands for sale in the Chinese flat panel display market. Its main products are LCD/LED monitors, TVs and other application-specific products. The Company intends to offer high quality LCD/LED products under brands that we control and license such as “SGOCO”, “No. 10,” “POVIZON,” “TCL,” and “Founder” to consumers residing in China’s Tier 3 and Tier 4 cities.

Accounting policies	12 Months Ended
Dec. 31, 2011
Accounting policies

Note 2 - Accounting policies

Basis of presentation and principle of consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), and include the financial statements of the Company and all its majority-owned subsidiaries that require consolidation. All material intercompany transactions and balances have been eliminated in the consolidation. Following are the entities which were consolidated up to the date of disposal:

	Place incorporated	Ownership percentage
SGOCO	Cayman Island	Parent Company
SGOCO International	Hong Kong	100%
SGOCO (Fujian)	Jinjiang, China	100%
Honesty Group	Hong Kong	100%
Guanke	Jinjiang, China	100%
Guancheng	Jinjiang, China	100%
Guanwei	Jinjiang, China	100%
SGO	Delaware, USA	100%

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The more significant areas requiring the use of management estimates and assumptions relate to the collectability of its receivables and the fair value and accounting treatment of certain financial instruments. Management bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Accordingly, actual results may differ significantly from these estimates. In addition, different assumptions or conditions could reasonably be expected to yield different results.

Concentration of risks

The Company’s operations are carried out in the PRC and its operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company’s results may be adversely affected by changes in government policies regarding laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments that subject the Company to a concentration of credit risk consist of cash. The Company maintains balances at financial institutions located in Hong Kong, China and USA. From time to time, balances in Hong Kong may exceed the Hong Kong Deposit Protection Board insured limits for the banks located in Hong Kong. Balances at financial institutions or state owned banks within the PRC are not insured. As of December 31, 2011 and 2010, the Company had deposits, including restricted cash balances, in excess of insured limits totaling $508,809 and $30,001,692, respectively. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks to the cash in its bank accounts.

Sales revenue from two major customers was approximately 31% of the Company’s total sales for the year ended December 31, 2011, with each customer individually accounting for 19% and 12% of revenue, respectively. The Company’s accounts receivable from these customers was approximately $6.4 million as of December 31, 2011.

Sales revenue from two major customers was approximately 35% of the Company’s total sales for the year ended December 31, 2010, with each customer individually accounting for 19% and 16% of revenue, respectively. The Company’s accounts receivable from these customers was approximately $24.8 million as of December 31, 2010.

Sales revenue from four major customers was approximately 74% of the Company’s total sales for the year ended December 31, 2009, with each customer individually accounting for 27%, 21%, 16% and 10% of revenue, respectively.

One major vendor provided approximately 23% of total purchases by the Company during the year ended December 31, 2011. The Company had no accounts payable due to this vendor as of December 31, 2011.

One major vendor provided approximately 15% of total purchases by the Company during the year ended December 31, 2010. The Company had $9,844 accounts payable due to this vendor as of December 31, 2010.

One major vendor provided approximately 21% of total purchases by the Company during the year ended December 31, 2009. The Company had no accounts payable due to this vendor as of December 31, 2009.

Cash and cash equivalents

For purposes of the cash flow statements, the Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash includes cash on hand and demand deposits in accounts maintained with financial institutions or state owned banks within the PRC, USA and Hong Kong.

Restricted cash

The Company has notes payable outstanding and line of credit arrangements with various banks and is required to keep certain amounts on deposit that are subject to withdrawal restrictions.

Restricted cash represents amounts set aside by the Company in accordance with the Company’s debt agreements with certain financial institutions. These cash amounts are designated for the purpose of paying down the principal amounts owed to the financial institutions, and these amounts are held at the same financial institutions with which the Company has debt agreements in the PRC. Due to the short term nature of the Company’s debt obligations to these banks, the corresponding restricted cash balances have been classified as current in the consolidated balance sheets.

Accounts receivable, trade and other receivables

Receivables include trade accounts due from customers and other receivables such as cash advances to employees, related parties or third parties. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentration, customer credit worthiness, current economic trends and changes in customer payment patterns to determine if the allowance for doubtful accounts is adequate. An estimate for doubtful accounts is made when collection of the full amount is no longer probable. Delinquent account balances are written-off after management has determined that the likelihood of collection is not probable and known bad debts are written off against the allowance for doubtful accounts when identified.

Inventories

Inventory is composed of raw materials, mainly parts for assembly of LCD /LED products and finished goods. Inventory is valued at the lower of cost or market value using the weighted average method. Management reviews inventories for obsolescence and compares the cost of inventory with the market value at least once a year. An allowance is made for writing down the inventory to its market value, if it is lower than cost.

Plant and equipment

Plant and equipment is stated at cost less accumulated depreciation and accumulated impairment losses, if any. Expenditures for maintenance and repairs are charged to earnings as incurred. Major additions are capitalized. When assets are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of plant and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Estimated Useful Life
Buildings and improvements	20 years
Machinery equipment	5-10 years
Vehicles and office equipment	5 years

Construction in progress represents the costs incurred in connection with the construction of buildings or new additions to the Company’s plant facilities. No depreciation is provided for construction in progress until such time as the assets are completed and placed into service.

Government grants

The Company is entitled to receive grants from the PRC municipal government due to its operation in the high and new technology business sector. For the years ended December 31, 2011, 2010 and 2009, the Company received grants of approximately $973,320 (RMB6,305,117), $1,193,000 (RMB7,866,300), and $3,372,000 (RMB23,000,000), respectively, from the PRC municipal government. Grants received from the PRC municipal government in 2010 and 2009 could be used for enterprise development and technology innovation purposes. The government grants received during the 2010 and 2009 periods were recognized in the accompanying consolidated balance sheets as a reduction of cost of the assets acquired and buildings constructed. The grants that the Company received in 2011 were without condition, and they were recorded as other income upon receipt.

Intangible assets

Intangible assets mainly include land use rights. All land in the PRC is government owned. However, the government grants “land use rights.” The Company acquired land use rights in 2007 and has the right to use the land for 50 years. Amortization of the rights held by Guanke and Guancheng began in the fourth quarter of 2009 and in the third quarter of 2010, respectively, as the land had been placed into service.  The right held by Guanwei remains unamortized as it is under development and had no operations as of date of disposal.

Impairment of long-lived assets

The Company evaluates long lived assets, including equipment and intangible assets, for impairment at least once per year and whenever events or changes in circumstances indicate that the carrying value may not be recoverable from its estimated future cash flows. Recoverability of intangible assets, other long-lived assets is measured by comparing their net book value to the related projected undiscounted cash flows from these assets, considering a number of factors including past operating results, budgets, economic projections, market trends and product development cycles. If the net book value of the asset exceeds the related undiscounted cash flows, the asset is considered impairedand an impairment loss equal to an amount by which the carrying value exceeds the fair value of the asset is recognized. As of December 31, 2011 and 2010, management believes there was no impairment of long-lived assets.

Derivative liability

Derivative liabilities, which include public and private warrants, a put option and underwriter options, are recorded on the consolidated balance sheet as a liability at their fair value.  The Company accounts for derivative liabilities in accordance with an accounting standard regarding “Instruments that are Indexed to an Entity’s Own Stock”.  This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s own stock and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument.  It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards.

Prior to the Acquisition, warrants issued were treated as equity. As a result of the Acquisition, the derivative treatment exemption was no longer afforded equity treatment because the strike price of the warrants is denominated in U.S. Dollars, a currency other than the Company’s functional currency which is the Chinese Renminbi (“RMB”). Therefore, warrants are not considered indexed to the Company’s own stock, and as such, all future changes in the fair value of these warrants will be recognized currently in earnings until such time as the warrants are exercised or expire.  The Company reclassified the fair value of these warrants, which have the dual-indexed feature, from equity to liability.

The Company accounts for the put option agreement in accordance with the accounting standards regarding certain financial instruments with characteristics of both liabilities and equity.  The put option agreement obligated the Company to purchase such shares. As the result, the Company treated the put option as a liability.

Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable and payable, other receivables and payables, advances to customers, short-term loans, customer deposits and put option liability.

As of the balance sheet dates, the estimated fair value of these financial instruments were not materially different from their carrying values as presented due to the short maturities of these instruments and that the interest rates on the borrowings approximate those that would have been available for loans for similar remaining maturity and risk profile at the respective reporting periods.

The accounting standards regarding fair value of financial instruments and related fair value measurements define financial instruments and require fair value disclosures of those financial instruments. The fair value measurement accounting standard defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The carrying amounts reported in the balance sheets for current assets and current liabilities qualifying as financial instruments are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels are defined as follows:

• Level 1	inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
• Level 2	inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
• Level 3	inputs to the valuation methodology are unobservable and significant to the fair value.

The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2011	Fair Value Measurement at December 31, 2011
		Level 1	Level 2	Level 3
Warrant derivative liability	$92,966	$62,879	$30,087	$-

	Carrying Value at December 31, 2010	Fair Value Measurement at December 31, 2010
		Level 1	Level 2	Level 3
Warrant derivative liability	$1,530,569	$1,068,974	$461,595	$-
Put option liability	2,000,000	2,000,000	-	-
Total	$3,530,569	$3,068,974	$461,595	$-

A discussion of the valuation techniques used to measure fair value for the liabilities listed above and activity for these liabilities for the year ended December 31, 2011, is provided in Note 12.

As of December 2011 and 2010, there was no asset or liability measured at fair value on a non-recurring basis.

Revenue recognition

The Company’s revenue recognition policies are in accordance with the accounting standards. Sales revenue is recognized at the date of shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, no other significant obligations of the Company exist and collectability is reasonably assured. For products that are required to be examined by customers, sales revenue is recognized after the customer examination is passed.  Payments received before all of the relevant criteria for revenue recognition are recorded as customer deposits.  The Company offers limited extended warranty and service contracts to customers. Most of these services are provided by the distributors. Management did not estimate future warranty liabilities as historical warranty expenses were minimal.

Income taxes

The Company accounts for income taxes in accordance with the FASB’s accounting standard for income taxes. Under the asset and liability method as required by this accounting standard, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The charge for taxation is based on the results for the reporting period as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date.  A valuation allowance is recognized if it is more likely than not that some portion, or all of, a deferred tax asset will not be realized.  There was no deferred tax amount as of December 31, 2011 and 2010.

Under the accounting standard regarding accounting for uncertainty in income taxes, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred.  No material penalties or interest relating to income taxes have been incurred during the years ended December 31, 2011, 2010 and 2009.  US GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 19%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

In addition to the above, after the EIT Law and its Implementing Rules were promulgated, the State Administration of Taxation released several regulations to stipulate more details for carrying out the EIT Law and its Implementing Rules. These regulations include:

1.	Notice of the State Administration of Taxation on the Issues Concerning the Administration of Enterprise Income Tax Deduction and Exemption (2008);

2.	Notice of the State Administration of Taxation on Intensifying the Withholding of Enterprise Income Tax on Non-resident Enterprises’ Interest Income Sourcing from China (2008);

3.	Notice of the State Administration of Taxation on Several Issues Concerning the Recognition of Incomes Subject to the Enterprise Income Tax (2008);

4.	Opinion of the State Administration of Taxation on Strengthening the Administration of Enterprise Income Tax (2008);

5.	Notice of the Ministry of Finance and State Administration of Taxation on Several Preferential Policies regarding Enterprise Income Tax (2008);

6.	Interim Measures for the Administration of Collection of Enterprise Income Tax on the Basis of Consolidation of Trans-regional Business Operations (2008); and

7.	Several Issues Concerning the Enterprise Income Tax Treatment on Enterprise Reorganization (2009).

Advertising costs

The Company expenses the cost of advertising as incurred in selling expenses. The Company had minimum advertising costs incurred for the years ended December 31, 2011, 2010 and 2009.

Shipping and handling

Shipping and handling cost incurred to ship finished products to customers are included in selling expenses. Shipping and handling expenses for the years ended December 31, 2011, 2010 and 2009, amounted to $391,758, $333,647 and $58,288, respectively.

Research and development costs

Research and development costs are expensed as incurred and are included in general and administrative expenses. The costs of material and equipment that are acquired or constructed for research and development activities and have alternative future uses are classified as plant and equipment and depreciated over their estimated useful lives. Research and development costs for the years ended December 31, 2011 and 2010 amounted to $319,408 and $117,843, respectively. The Company had no research and development costs of the year ended December 31, 2009.

Earnings per share

The Company reports earnings per share in accordance with the provisions of FASB’s related accounting standard. This standard requires presentation of basic and diluted earnings per share and disclosure of the methodology used in computing such earnings per share. Basic earnings per share exclude dilution and is computed by dividing income available to common stockholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock. Dilution is computed by applying the treasury stock method. Under this method, option and warrants were assumed to be exercised at the beginning of the period (or at the time of issuance, if later), and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Foreign currency translation

The reporting currency of the Company is the U.S. Dollar. The functional currency of PRC subsidiaries is the RMB. Results of operations and cash flow are translated at average exchange rates during the period, and assets and liabilities are translated at the unified exchange rate as quoted by the People’s Bank of China at the end of the period. Capital accounts are translated at their historical exchange rates when the capital transaction occurred. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the consolidated statement of shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The balance sheet amounts with the exception of equity were translated at RMB6.30 and RMB6.59 to $1.00 at December 31, 2011 and 2010, respectively. The equity accounts were stated at their historical exchange rates. The average translation rates applied to the income and cash flow statement amounts for the years ended December 31, 2011, 2010 and 2009 were RMB6.46, RMB6.76 and RMB6.82 to $1.00, respectively.

Recent accounting pronouncements

In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior Annual Reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805—Business Combinations that enters into business combinations that are material on an individual or aggregate basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010, and should be applied prospectively as of the date of adoption. Early adoption is permitted. The adoption of this pronouncement did not have a significant impact on the Company’s financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04 Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board (“IASB”) to develop a single, converged fair value framework — that is, converged guidance on how (not when) to measure fair value and on what disclosures to provide about fair value measurements. Thus, there are few differences between this ASU and its international counterpart, IFRS 13. While this ASU is largely consistent with existing fair value measurement principles in U.S. GAAP, it expands Topic 820’s existing disclosure requirements for fair value measurements and makes other amendments. Many of these amendments were made to eliminate unnecessary wording differences between U.S. GAAP and IFRSs. However, some could change how the fair value measurement guidance in Topic 820 is applied. This ASU is effective for interim and annual periods beginning after December 15, 2011 for public entities. It is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. The Company does not expect the adoption of this pronouncement will have a significant impact on the Company’s financial condition or results of operations.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company does not expect the adoption of this pronouncement will have a significant impact on our financial condition or results of operations.

In December 2011, the FASB issued ASU 2001-11 Balance Sheet (Topic 210)-Disclosures about Offsetting Assets and Liabilities: The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for Annual Reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. It is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12 Comprehensive Income (Topic 220): In order to defer only those changes in update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this update supersede certain pending paragraphs in Update 2011-05. The amendments are being made to allow the Board time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the Board is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. It is not expected to have a material impact on the Company’s consolidated financial statements.

In July 2012, the FASB issued 2012-02 Intangibles — Goodwill and Other (Topic 350): The amendments in this update will allow an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Under these amendments, an entity would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on qualitative assessment, that it is not more likely than not, the indefinite-lived intangible asset is impaired. The amendments include a number of events and circumstances for an entity to consider in conducting the qualitative assessment. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. It is not expected to have a material impact on the Company’s consolidated financial statements.

Reclassification

Certain amounts included in the 2010 financial statements have been reclassified to conform to the 2011 financial statement presentation as follows:

1.	Taxes (apart from enterprise income tax) payables of $(76,340) were presented as part of Other Payables in the Company’s Consolidated Balance Sheets as of December 31, 2010. After such reclassification, Other Payables as of December 31, 2010 decreased to $1,679,541 and Taxes Payable increased to $2,526,279.

2.	The put option derivative liability of $2,000,000 was presented as part of current liabilities in the Company’s Consolidated Balance Sheets as of December 31, 2010. After such reclassification, current liabilities as of December 31, 2010 increased to $90,462,801.

Business acquisition	12 Months Ended
Dec. 31, 2011
Business acquisition

Note 3 – Business acquisition

On February 12, 2010, the Company entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Honesty Group Holdings Limited (“Honesty Group”) and its shareholders.  On March 12, 2010, the Company completed the acquisition (“Acquisition”) of all of the outstanding capital stock of the Honesty Group.  The Acquisition resulted in the shareholders of Honesty Group obtaining a majority of the voting interest in the Company.  Generally accepted accounting principles accepted in the United States of America (“US GAAP”) require that Honesty Group, whose shareholders retain the majority voting interest in the combined business, be treated as the acquirer for accounting purposes.  After the Share Exchange, the Company had 16,094,756 ordinary shares issued and outstanding, and Honesty Group’s shareholders owned approximately 88.9% of the issued and outstanding shares.  Although Honesty Group was deemed to be the acquiring company for accounting and financial reporting purposes, the legal status of the Company as the surviving corporation did not change.  Since the Company did not have any assets with operating substance except cash and short-term investments prior to the transaction, the Acquisition was accounted for as reorganization and recapitalization of Honesty Group.  As a result, the consolidated financial statements of the Company (the legal acquirer) is, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share exchange transaction.

The Acquisition transaction utilized the capital structure of the Company.  The assets and liabilities of Honesty Group were recorded at historical cost.  The outstanding stock of the Company prior to the share exchange transaction was accounted at its net book value with no goodwill or other intangible being recognized as the result of the acquisition.  There was no gain or loss recognized on the transaction.  The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

Following the closing of the share exchange transaction, the gross amount of $5.4 million in the trust fund, established by the Company in connection with its initial public offering, was distributed to Honesty Group.  Acquisition-related costs incurred to affect the recapitalization were approximately $1.7 million, of which $1.0 million was accounted for as expense for the year ended December 31, 2010.

At the closing, the Company issued 14.3 million ordinary shares to Honesty Group’s shareholders in exchange for 100% of the capital stock of Honesty Group. Of the 14.3 million ordinary shares, 5.8 million shares were placed in escrow subject to the Company’s future performance and would be released as follows:

1.	5.0 million shares if Income from Existing Operations from the Company’s existing operation for the fiscal year of 2010 exceeds $15 million excluding the cost incurred in connection with the Acquisition;

2.	0.8 million shares if Income from Existing Operations from the Company’s existing operation for the fiscal year of 2011 exceeds $20 million excluding the cost incurred in connection with the Acquisition;

3.	5.8 million shares if the Company fails to meet the target for the fiscal year of 2010 but meets the target for the fiscal year of 2011; and

4.	If neither target is met, the 5.8 million shares will be delivered to the Company for cancellation and returned to the status of authorized but unissued shares.

Income from Existing Operations means the income from operations for Guanke derived from the financial information used to prepare the financial statements for the Company, provided, however, costs incurred by the Company in connection with the Acquisition or the formation, capitalization or recapitalization of Hambrecht Asia Acquisition Corp. should not be treated an expense for any period in determining whether the target has been met.

Prior to the Share Exchange, the Sponsors (Note 12) had 1,059,826 ordinary shares issued and outstanding, of which 124,738 shares were forfeited, 766,823 shares were placed in the escrow and will be released contingent on financial advisory and certain other services to be provided by the Sponsors, and 168,265 ordinary shares issued were outstanding.

Prior to the Share Exchange, public shareholders had 4,239,300 ordinary shares issued and outstanding, of which 2,147,493 shares were repurchased and retired for an aggregate price of $17,285,811 and 1,232,139 shares were redeemed for an aggregate price of $9,838,351. After the closing, public shareholders had 859,668 shares outstanding. Total shares outstanding were 1,027,933.

As of December 31, 2010, 5,000,000 shares owned by the former shareholders of Honesty Group were no longer subject to forfeiture based on the satisfaction of the first Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2010; 340,810 shares owned by the Sponsors were no longer subject to forfeiture based on services rendered.

As of December 31, 2011, an additional 800,000 shares owned by the former shareholders of Honesty Group were no longer subject to forfeiture based on the satisfaction of the second Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2011; as of December 31, 2011, a further 20,517 shares owned by the Sponsors were no longer subject to forfeiture based on services rendered.

Real estate option agreement

As a condition to the Share Exchange Agreement, the Company entered into a real estate option agreement with Mr. Burnette Or pursuant to which Mr. Or, or an entity led by him, has the option to purchase the land use rights and buildings at cost.  After the Sale of Honesty Group, the option was cancelled by Mr. Or.

Accounts receivable, trade	12 Months Ended
Dec. 31, 2011
Accounts receivable, trade

Note 4 - Accounts receivable, trade

Accounts receivable as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
Accounts receivable	$19,680,682	$55,985,013
Accounts receivable – related parties	-	49,559
Trade accounts receivable, net	$19,680,682	$56,034,572

During the years ended December 31, 2011, 2010 and 2009, the Company wrote off delinquent accounts receivable of $190,840, $1,947,371 and nil, respectively.

Other receivables and prepayments	12 Months Ended
Dec. 31, 2011
Other receivables and prepayments

Note 5 - Other receivables and prepayments

Other receivables and prepayments as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
VAT and miscellaneous tax recoverable	$551,031	$129,009
Other prepayments	205,732	300,855
Other receivables and prepayments	$756,763	$429,864

Inventories	12 Months Ended
Dec. 31, 2011
Inventories

Note 6 - Inventories

Inventories consisted of the following as of December 31, 2011 and 2010:

	2011	2010
Raw material	$-	$7,874,232
Finished goods	1,864,011	9,416,891
Total inventories	$1,864,011	$17,291,123

Advances to suppliers	12 Months Ended
Dec. 31, 2011
Advances to suppliers

Note 7 - Advances to suppliers

The Company makes advances to certain vendors for inventory purchases and construction projects. The advances on inventory purchases were $4,609,506 and $23,312,312 as of December 31, 2011 and 2010, respectively.

As of December 31, 2010, advances to suppliers included assets held by Honesty Group. After the Sale of Honesty Group, advances to suppliers reduced dramatically as they were sold with the Honesty Group (see Note 21).

Plant and equipment, net	12 Months Ended
Dec. 31, 2011
Plant and equipment, net

Note 8 - Plant and equipment, net

Plant and equipment consisted of the following as of December 31, 2011 and 2010:

	2011	2010
Buildings and improvements	$-	$10,909,066
Machinery and equipment	434,301	8,447,292
Vehicles and office equipment	-	401,213
Construction in progress	-	89,744
Total	434,301	19,847,315

Less: accumulated depreciation	(216,715)	(2,961,018)
Plant and equipment, net	$217,586	$16,886,297

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 amounted to $1,368,780, $1,506,093 and $605,522, respectively.

For the years ended December 31, 2011, 2010 and 2009, interest expense of approximately $8,326, $254,118 and $175,932, respectively, were capitalized into construction in progress.

Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net

Note 9 - Intangible assets, net

Net intangible assets consisted of the following at December 31, 2011 and 2010:

	2011	2010
Land use rights	$-	$8,700,613
Software	-	3,793
Total	-	8,704,406
Less: accumulated amortization	-	(115,191)
Intangible assets, net	$-	$8,589,215

Amortization expense for the years ended December 31, 2011, 2010 and 2009 amounted to $91,382, $105,279 and $12,715, respectively.

As of December 31, 2010, intangible assets included assets held by Honesty Group. After the Sale of Honesty Group, intangible assets went with the Honesty Group (see Note 21).

Debt	12 Months Ended
Dec. 31, 2011
Debt

Note 10 - Debt

As of December 31, 2010, the Company had four credit facilities pursuant to which the Company issued a portion of the notes payable and short-term loans below. The Company had a) a facility with the Bank of Communications in the amount of $16.4 million (RMB 108.3 million) with the expiration date on August 6, 2011, b) a facility with the Agricultural Bank of China in the amount of $10.3 million (RMB 68 million) with the expiration date on September 1, 2011, c) a facility with Industrial and Commercial Bank of China in the amount of $15.2 million (RMB 100 million) with the expiration date on December 31, 2011, and d) a facility with Industrial Bank Co. Ltd. in the amount of $8.3 million (RMB 55 million) with the expiration date on November 7, 2011.  Each facility had a pledge agreement and was personally guaranteed by a Board member and/or the Company’s CEO. The personal guarantees were either expired or were replaced with the names of non-SGOCO individuals as of the date of this report.

Following the Sale of Honesty Group, the credit agreements and related outstanding debt remained with Honesty Group and its subsidiaries; SGOCO had no debt outstanding as of December 31, 2011.

Notes payable

Notes payable are lines of credit extended by the banks. When purchasing raw materials, the Company often issues a short term note payable to the vendor funded with draws on the lines of credit. This short term notes payable is guaranteed by the bank for its complete face value through a letter of credit and usually matures within three to six months of issuance. The banks require the Company to deposit a certain amount of cash at the bank as a guarantee deposit which is classified on the balance sheet as restricted cash. In addition, the banks charge processing fees based on the face value of the note.

As of December 31, 2011 and 2010, $0 and $6,537,086 of restricted cash was collateral for the $0 and $26,346,505 notes payable. With the Sale of Honesty Group, the notes payable remained with Honesty and its subsidiaries; SGOCO had no notes payable as of December 31, 2011.

	2011	2010
Letters of credit from Agricultural Bank of China with interest rates ranging from 0.25% to 0.59%	$-	$3,511,379
Letters of credit from Bank of Communications with an interest rate of 3%	-	3,093,994
Letters of credit from Industrial and Commercial Bank of China with interest rates ranging 1.79% to 2.05%	-	4,560,906
Notes payable from Bank of Communications and Industrial Bank Co., Ltd., non-interest bearing	-	15,180,226
Total	$-	$26,346,505

Bank overdraft

As of December 31, 2011 and 2010, bank overdrafts amounted to $0 and $1,492,226, respectively.

Short term loans

As of December 31, 2011 and 2010, the Company had the following major short-term loans from banks at:

	2011	2010
Three loans with Industrial Bank Co., LTD, due December 2011 with an interest rate of 5.56%, guaranteed by the Company’s Board members and secured by the Company’s land use right	$-	$5,157,800
One loan with Agricultural Bank of China, due January 2011 with an interest rate of 5.58%, guaranteed by the Company’s Board members and secured by the Company’s land use right	-	3,034,000
Four loans with Bank of Communications, due August 2011 with an interest rate of 5.84%, guaranteed by the Company’s Board members and secured by the Company’s land use right	-	5,309,500
Four loans with Industrial and Commercial Bank of China, due from January 2011 to June 2011 with interest rates of 4.86% and 5.1%, which are guaranteed by the Company’s Board members and secured by one accounts receivable balance*	-	4,672,360
Total – bank loans	$-	$18,173,660

* Cash collected is designated for the purpose of paying down the principal amounts owed to the financial institutions and is included in restricted cash.

The Company had one loan from an unrelated company. The loan bears no interest, is due on demand, and is unsecured. The balance amounted to $0 and $128,793 as of December 31, 2011 and 2010, respectively.

See Note 18 for disclosure related to shareholder loan.

Total interest incurred amounted to $2,082,360, $1,275,184 and $1,017,545 for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, interest expenses of $8,326, $254,118 and $175,932, respectively, were capitalized into construction in progress.

With the Sale of Honesty Group, short-term loans remained with Honesty and its subsidiaries; SGOCO had no short-term loans outstanding as of December 31, 2011.

Other payables

Other payables as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
Accrued professional fees	$67,688	$299,727
Accrued transportation expenses	34,324	124,682
Payables for construction and equipment	-	473,579
Advance to staff	-	151,700
Others	150,939	706,193
Other taxes payable	90,932	(76,340)
Other payables	$343,883	$1,679,541

Employee pension	12 Months Ended
Dec. 31, 2011
Employee pension

Note 11 - Employee pension

Regulations in the PRC require the Company to contribute to a defined contribution retirement plan for all permanent employees. The PRC government is responsible for the pension liability to these retired employees. The Company is required to make monthly contributions to the state retirement plan at 20% of the base requirement for all permanent employees. Different geographic locations have different base requirements.  Total pension expense incurred by the Company was immaterial for the years ended December 31, 2011, 2010 and 2009.

Derivative liability	12 Months Ended
Dec. 31, 2011
Warrant
Derivative liability

Note 12 – Warrant derivative liability

Public Warrants

In March 2008, the Company, then a special purpose acquisition corporation (“SPAC”), completed its initial public offering (“IPO”), in which it sold 4,239,300 units (consisting of one ordinary share and one warrant) at $8.00 per unit. Those warrants (“Public Warrants”) issued in the IPO are publicly traded. Of the 4,239,300 Public Warrants outstanding prior to the consummation of the Acquisition, holders of 2,673,273 Public Warrants elected to redeem the warrants for cash of $0.50 per warrant.

During the year of 2011 the Company bought back 967,177 public warrants through private negotiations for total consideration of $360,610 with an average price $0.37 per warrant. As a result, 598,850 Public Warrants were outstanding at December 31, 2011.

Those warrants are excisable at $8.00 per share with an expiration date of March 7, 2014.  In the event that the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem Public Warrants at a price of $0.01 per warrant. These warrants are publicly traded and were valued at the quoted market price of $0.105 per warrant as of December 31, 2011.

Sponsors Warrants

In March 2008, the Company was also engaged in a private offering of 1,550,000 warrants of the Company to the original shareholders of the SPAC (“Sponsors”). Prior to consummation of the Share Exchange, those Sponsors agreed to forfeit 1,300,000 of their Sponsor Warrants to purchase ordinary shares. The remaining Sponsor Warrants to purchase 250,000 ordinary shares were transferred without consideration to an unaffiliated investment company, Pope Investment II, LLC.

These warrants are not publicly traded and are excisable at $8.00 per share with an expiration date of March 7, 2014. The warrants were outstanding at December 31, 2011.  In the event that the last sale price of an ordinary share exceeds $11.50 per share for any 20 trading days within a 30-trading day period, the Company has the option to redeem the warrants at a price of $0.01 per warrant.

During the year of 2011 the Company bought back 250,000 warrants from Pope Investment II, LLC for $125,000 with a price $0.50 per warrant. As a result, there were no outstanding sponsor’s warrants as of December 31, 2011.

Unit Options

Connected with the IPO in March 2008, the Company issued an option (“Unit Options”) on a total of 280,000 units with each unit consisting of one ordinary share and one ordinary share warrant (“Representative Warrants”) to the underwriters, Broadband Capital Management LLC. The Unit Option permits the acquisition of 280,000 Units at $10 per unit. Those Representative Warrants are excisable at $8.00 per share with an expiration date of March 7, 2014, and were valued at $0.00055 per share at December 31, 2011, using the observable market price of the Public Warrants.

The Company utilized the American Binominal Option Valuation Model to estimate the value of the Unit Options as of December 31, 2011 at $154, or $0.00055 per Unit Option, with an exercise price of $9.895 (being $10 minus the portion of the exercise price of $0.105 allocated as the value of the warrant component), market price of $1.3, expected remaining term of 2.25 years, expected volatility of 44%, and risk free rate of 0.27%. The warrant component of the Unit Options was valued based on the public market price of the publicly traded warrants of $0.105 per warrants, or $29,400 in total, as of December 31, 2011.

Underwriter Warrants

Connected with a secondary public offering of the Company’s ordinary shares on December 23, 2010, the Company issued to its underwriter an option for $100 to purchase up to a total of 66,667 shares of ordinary shares (5% of the shares sold in the secondary offering) at $6.00 per share (120% of the price of the shares sold in the secondary offering). The option is exercisable commencing on June 12, 2012 and expires on December 20, 2015.

During 2011, the Company bought back 53,096 warrants from the underwriters for $26,548 with a price $0.50 per warrant. As a result, there were 13,571 outstanding underwriter warrants as of December 31, 2011.

The Company utilized the American Binominal Option Valuation Model to estimate the value of the underwriter warrants as of December 31, 2011 at $533, with an exercise price of $6.00, market price of $1.30, expected remaining term of four years, expected volatility of 44%, and a risk free rate of 0.59%.

The Company adopted the provisions of an accounting standard regarding instruments that are Indexed to an Entity’s Own Stock.  This accounting standard specifies that a contract that would otherwise meet the definition of a derivative but is both (a) indexed to the Company’s own stock and (b) classified in stockholders’ equity in the statement of financial position would not be considered a derivative financial instrument.  It provides a new two-step model to be applied in determining whether a financial instrument or an embedded feature is indexed to an issuer’s own stock and thus able to qualify for the scope exception within the standards.

As a result, the Public Warrants, Sponsor Warrants, and Unit Options previously treated as equity pursuant to the derivative treatment exemption are no longer afforded equity treatment because the strike price of the warrants is denominated in U.S. Dollar, a currency other than the Company’s functional currency which is the RMB. Therefore the warrants and unit options are not considered indexed to the Company’s own stock, and as such, all future changes in the fair value of these securities will be recognized currently in earnings until such time as the securities are exercised or expire.

As of December 31, 2011, the fair values of the public warrants, underwriter warrants and Unit Option were $62,879, $533 and $29,554, respectively. The amount of $925,445 was recognized as “Change in fair value of warrant derivative liability” in the consolidated statement of income for the year ended December 31, 2011.

A summary of changes in warrant activity is presented as follows as of December 31, 2011:

	Public Warrants	Sponsor Warrants	Unit Options *	Underwriter Warrants	Total

Outstanding, December 31, 2009	-	-	-	-	-

Granted	1,566,027	250,000	280,000	66,667	2,162,694

Forfeited	-	-	-	-	-

Exercised	-	-	-	-	-

Outstanding, December 31, 2010	1,566,027	250,000	280,000	66,667	2,162,694

Forfeited	-	-	-	-	-

Repurchased	(967,177)	(250,000)	-	(53,096)	(1,270,273)

Outstanding, December 31, 2011	598,850	-	280,000	13,571	892,421

* Each unit option includes one ordinary share and one ordinary share warrant.

Put Option
Derivative liability

Note 13 - Put option liability

The Company executed a put option agreement dated March 9, 2010 (“Put Agreement”) with Pope Investments II LLC (“Pope”) whereby the Company granted to Pope a put option to sell 250,000 shares of the Company at a price of $8.00 per share. The Put Agreement was effective upon completion of Pope’s purchase of 250,000 shares of the Company’s ordinary shares.  The agreement is exercisable for a three-month period from February 15, 2011 until May 15, 2011.  Mr. Burnette Or, Chief Executive Officer, may purchase any shares put to the Company, or if neither of the Company nor Mr. Or make the purchase, two of the founders of the Company have agreed to make the purchase on behalf of Mr. Or. The founders also have the right to put the options back to Mr. Or or the Company in the event they make the purchase of the Put shares.

The Put Option was recorded as liability as of March 12, 2010.  The value of the Put Option was $2,000,000 at December 31, 2010. On February 28, 2011, pursuant to the Put Option, the Company repurchased 250,000 shares from Pope for an aggregate purchase price of $2,000,000 (or $8.00 per share).

Capital transactions	12 Months Ended
Dec. 31, 2011
Capital transactions

Note 14 – Capital transactions

Preferred stock

On January 29, 2008, the Company amended its articles of association and authorized 1,000,000 preferred shares.  No preferred shares were issued or registered in the IPO.  There were no preferred shares issued and outstanding as of December 31, 2011 and 2010.

Issuance of capital stock

On the completion date of the Share Exchange, the Company issued 14,300,000 ordinary shares to the shareholders of the Honesty Group, of which 5,800,000 shares were placed in escrow subject to the Company’s future two years’ performance.  The Company issued 1,794,756 ordinary shares to the Company’s shareholders before the completion of Share Exchange, of which 766,823 was placed in escrow.  Refer to Note 3 for additional information on issuance of ordinary shares.

On December 23, 2010, the Company completed a second public offering of 1,333,333 ordinary shares at $5.00 per share with net proceeds of approximately $5.3 million after deducting underwriting discounts, commissions and offering expenses.

Warrants and put options

Refer to Notes 12 and 13 for information on warrants and put options.

Statutory reserve	12 Months Ended
Dec. 31, 2011
Statutory reserve

Note 15 - Statutory reserve

Statutory reserves

The laws and regulations of the PRC require that before an enterprise distributes profits to its partners, it must first satisfy all tax liabilities, provide for losses in previous years, and make allocations in proportions determined at the discretion of the Board of Directors after the statutory reserves.

 Surplus reserve fund

As stipulated by the Company Law of the PRC, as applicable to Chinese companies with foreign ownership, net income after taxation can only be distributed as dividends after appropriation has been made for the following:

1.	Making up cumulative prior years’ losses, if any;

2.	Allocations to the “Statutory surplus reserve” of at least 10% of income after tax, as determined under PRC accounting rules and regulations, until the fund amounts to 50% of the company’s registered capital; and

3.	Allocations to the discretionary surplus reserve, if approved in the shareholders’ general meeting.

The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years’ losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.

Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes

Note 16 - Income taxes

The Company is a tax-exempted company incorporated in the Cayman Islands.  Honesty Group did not have any assessable profits arising in or derived from Hong Kong for the years ended December 31, 2011, 2010 and 2009, and accordingly no provision for Hong Kong Profits Tax was made in those periods.

SGO Corporation is incorporated in the State of Delaware and is subject to U.S. federal taxes at United States federal income tax rate of 34%.

The Company conducts all its operating business through its three subsidiaries in China. These subsidiaries are governed by the income tax laws of the PRC and do not have any deferred tax assets or deferred tax liabilities under the income tax laws of the PRC because there are no temporary differences between financial statement carrying amounts and the tax bases of existing assets and liabilities.

The Company conducts all its operating business through its three subsidiaries in China. These subsidiaries are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws).  Beginning January 1, 2008, the new Enterprise Income Tax (“EIT”) law has replaced the previous laws for Domestic Enterprises (“DEs”) and Foreign Invested Enterprises (“FIEs”). The new standard EIT rate of 25% has replaced the 33% rate previously applicable to both DEs and FIEs.  Companies established before March 16, 2007 will continue to enjoy tax holiday treatment approved by local government for a grace period of the next 5 years or until the tax holiday term is completed, whichever is sooner.

Guanke was established before March 16, 2007 and therefore is qualified to continue enjoying the reduced tax rate as described above. Guanke was granted income tax exemption for two years commencing from January 1, 2007, and is subject to 50% of the 25% EIT tax rate, or 12.5%, from January 1, 2009 through December 31, 2011.

All other subsidiaries in China are subject to 25% EIT tax rate.

The Income Tax Laws also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2009, 2010 and 2011, no deferred tax liability has been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2009, 2010 and 2011. Total undistributed earnings of these PRC subsidiaries at December 31, 2011 were RMB3,463,164 ($549,708).

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
U.S. Statutory rates	34%	34%	34%
Foreign income not recognized in USA	(34)	(34)	(34)
China income taxes	25	25	25
Tax exemption	(12.5)	(12.5)	(12.5)
Tax on disposal of Honesty Group (a)	21.2
Other (b)	0.5	2.5	0.1
Effective income taxes	34.2%	15.0%	12.6%
(a)	According to the Circular on the State Administration of Taxation on Strengthening the Management of EIT Collection of Proceeds from Equity Transfers by Non-Resident Enterprises (Guoshuihan [2009] No. 698) (“Circular 698”), a non-PRC Tax Resident Enterprise is subject to the PRC EIT on the taxable gain arising from a sale of transfer of any intermediate offshore company which directly or indirectly holds an interest, including any assets, subsidiaries, or other forms of business operations, in the PRC at a rate of 10%, or otherwise stipulated in an applicable tax treaty or arrangement. Circular 698 applies to all transactions conducted on or after January 1, 2008.

As such, included in the income tax expense for the year ended December 31, 2011 is an amount of $5.4 million on the Sale of Honesty Group.

(b)	There were no other material other items affecting the effective income tax for the years ended December 31, 2011, 2010 and 2009. The 0.5%, 2.5% and 0.1% for the fiscal years ended December 31, 2011, 2010 and 2009 included expenses incurred by SGOCO and Honesty of approximately $1.1 million, $1.9 million and $0.5 million, respectively. The other losses also affected by losses incurred by Guanwei and Jinjiang Guanke that were not subjected to PRC income taxes.

Enterprise-wide geographic reporting	12 Months Ended
Dec. 31, 2011
Enterprise-wide geographic reporting

Note 17 - Enterprise-wide geographic reporting

The Company manufactures and sells LCD/LED products. The production process, selling practice and distribution process is the same for all products. Based on qualitative and quantitative criteria established by the FASB accounting standard regarding disclosures about segments of an enterprise and related information, the Company considers itself to be operating within one reportable segment.

The Company does not have long-lived assets located in foreign countries other than PRC. Geographic area data is based on product shipment destination. In accordance with the enterprise-wide disclosure requirements of the accounting standard, the Company’s net revenue from external customers by geographic areas is as follows:

	2011	2010	2009
China	$276,286,084	$186,105,094	$65,434,963
International	36,849,687	31,195,651	2,439,341
Total	$313,135,771	$217,300,745	$67,874,304

In 2011, approximately 12% of the revenues were from international sales covering 39 countries and regions. Top 5 export countries and regions were Korea, UK, Hong Kong, India and USA.

Related party and shareholder transactions	12 Months Ended
Dec. 31, 2011
Related party and shareholder transactions

Note 18 - Related party and shareholder transactions

The Company’s majority shareholder, Sun Zone Investments Limited (“Sun Zone”) was the parent company of Mosview Technology Group Ltd., (“Mosview”), and BORO (Fujian) Electronic Co., Ltd., (“BORO”). The ownership of Mosview and BORO were transferred to an unrelated third party in February 2010. Therefore, Sun Zone no longer owns any interest in Mosview or BORO as of December 31, 2010.

Edge10 Corporation Limited was incorporated in the United Kingdom and is owned by a third party individual. The Company’s CEO was the sole director since December 8, 2010. Prior to 2011, SGOCO sold products to Mosview, which then sold to Edge10; during 2011, SGOCO sold products to a third party trading company, which then sold to Edge10. There were no direct transactions between SGOCO and Edge10 in the years 2011 and 2010.

In the ordinary course of business the Company has conducted business with Mosview and BORO. All transactions with related parties are short term in nature. Settlements for the balances are usually in cash.

The Company had the following related party transactions as of December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010 and 2009, respectively:

Revenues - related parties

Name of related parties	2011	2010	2009
BORO	$-	$5,481,829	$3,806,102
Mosview	-	7,136,218	2,395,599
	$-	$12,618,047	$6,201,701

Accounts receivables - related parties

Name of related parties	December 31, 2011	December 31, 2010
Mosview	-	49,559

Purchase - related parties

Name of related parties	2011	2010	2009
Mosview	$-	$7,255,920	$5,585,445

Short-term loan – shareholder

Name of related parties	December 31, 2011	December 31, 2010
Sun Zone Investments Limited	$208,958	$2,545,439

In the past, the Company and BORO provided working capital loans to each other. The loans were all interest-free demand loans and were not formalized in written documents. The Company utilized loans from BORO rather than banking institutions because the approval process was faster and the loans were interest free. The Company provided BORO with such loans in prior periods as BORO was a significant customer of SGOCO.

During the years ended December 31, 2011, 2010 and 2009, the largest loan amounts outstanding from BORO for the benefit of SGOCO were nil, $2.9 million and $2.3 million, respectively, and the largest loan amounts outstanding from SGOCO for the benefit of BORO were nil, $4.8 million and $2.8 million, respectively. As of December 31, 2011 and 2010, no amounts remained outstanding from either party.

Sun Zone loaned $2,545,439 to Honesty for the entity’s cash flow purposes in 2010. As of December 31, 2011, Sun Zone loaned $$0.16 million and $0.05 million to SGOCO International and the Company, respectively. The loans are non-interest bearing, unsecured, and payable on demand.

Earnings per share	12 Months Ended
Dec. 31, 2011
Earnings per share

Note 19 - Earnings per share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the year ended December 31,
	2011	2010	2009
Net income for earnings per share	$16,619,057	$19,931,589	$7,159,073
Weighted average shares used in computation – basic	16,086,598	9,354,186	8,500,000
Dilutive effect of release of escrowed shares	201,644	1,335,202	-
Dilutive effect of warrants and put options	-	16,569	-
Weighted average shares used in diluted computation	16,288,242	10,705,957	8,500,000
Earnings per share – basic	1.03	2.13	$0.84
Earnings per share – diluted	$1.02	$1.86	$0.84

In accordance with the accounting standards, outstanding ordinary shares that are contingently returnable are treated in the same manner as contingently issuable.

As of December 31, 2011, 5,000,000 shares were no longer subject to forfeiture and were included in the calculation of basic earnings per share computation since January 1, 2011. In addition, a further 800,000 shares owned by the former shareholders of Honesty Group were no longer subject to forfeiture based on the satisfaction of the second Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2011, the beginning of the quarter they became non-contingent. A further 20,517 shares owned by the sponsors were no longer subject to forfeiture based on services rendered, and they were included in the basic earnings per share computation upon provision of services. As of December 31, 2011, all the Company’s warrants and unit options were excluded from the diluted earnings per share calculation as they were anti-dilutive.

As of December 31, 2010, 5,000,000 shares owned by the former shareholders of Honesty Group were no longer subject to forfeiture based on the satisfaction of the first Earn-Out Milestone. These shares were included in the diluted earnings per share computation starting October 1, 2010, the beginning of the quarter they became non-contingent. 340,810 shares owned by the sponsors were no longer subject to forfeiture based on services rendered, and they were included in the basic earnings per share computation upon provision of services. The shares subject to the Put Option are included in the calculation of diluted earnings per share on the reverse treasury stock method.

For the year ended December 31, 2009, basic and diluted earnings per share computation excludes the 5,800,000 shares in escrow on condition of certain performance target for 2010 and 2011 and 766,823 ordinary shares in escrow which will be released contingent on financial advisory and certain other services to be provided by the Sponsors. The Company had no warrants and unit options outstanding during the year ended December 31, 2009.

Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

Note 20 – Commitments and contingencies

From time to time, the Company is involved in legal matters arising in the ordinary course of business.  Management currently is not aware of any legal matters or pending litigation, which would have a significant effect on the Company’s consolidated financial statements as of December 31, 2011 and 2010.

Our contractual obligations primarily consist of operating lease obligations and capital commitments. The following table sets forth a breakdown of our contractual obligations as of December 31, 2011, and their maturity profile:

	Payment Due by Period
	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
	(U.S. Dollar)
Capital contributions (1)	2,250,040	500,000	1,750,040	-	-
Operating lease obligations (2)
- Honesty Group	314,057	68,109	147,569	98,379	-
Total	2,564,097	568,109	1,897,609	98,379	-

(1)	The registered capital of SGOCO (Fujian) and Beijing SGOCO are $2,200,000 and $500,000, respectively. As of December 31, 2011, SGOCO International had paid capital of $449,960 and $nil to SGOCO (Fujian) and Beijing SGOCO, respectively. SGOCO International must pay the rest obligations within two years of the date of issuance of each subsidiary’s business license according to PRC registration capital management rules. As of March 19, 2012, SGOCO International had paid registered capital of $100,950 to Beijing SGOCO.

(2)	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group 3,000 square meters for office premises, warehouses and staff dormitory in Fujian at a monthly rent of RMB41,000 for a period of 1-7 years from July 1, 2011.

Sale of Honesty	12 Months Ended
Dec. 31, 2011
Sale of Honesty

Note 21 – Sale of Honesty

Honesty Group and its subsidiaries represented the Company’s core manufacturing facility along with land, buildings and product equipment. On November 15, 2011, the Company entered into an agreement to sell its 100% ownership interest in Honesty Group to Apex Flourish Group Limited (“Apex”) for $76 million in total consideration. Prior to the transaction, Honesty Group transferred contracts and assets essential to the Company’s product research and development, branding and distribution to SGOCO International, a wholly-owned subsidiary of the Company established in July 2011, and its PRC operating subsidiary, SGOCO (Fujian). Through these transactions, the Company aims to transition SGOCO from a heavy-asset business model to a “light-asset” business model with greater flexibility and scalability.

Following the Sale of Honesty Group, the Company has outsourced its manufacturing operations to Honesty Group and the decision to outsource will not eliminate the related operations and cash flows from the ongoing operations of the Company. The Company ceased consolidating the financial statements of Honesty Group. Honesty Group is now a supplier to the Company and the Company does not have any significant benefits or liability from the operating results of Honesty Group except the normal risk with any major vendor. Management has performed an analysis and concluded Honesty is not a VIE as of the reporting date.

Pursuant to the Sale and Purchase Agreement, Apex assumed the Company’s obligations to pay up the remaining capital of $8.75 million in Guanwei and to pay the remaining balance of approximately $14 million of the commitment to the Fujian Jinjiang government to invest in the Guanke Technology Park. There can be no assurances that Chinese governmental authorities will not assert an obligation of SGOCO to pay the unpaid capital into Guanwei or the remaining investment in Guanke Technology Park, if Apex fails to do so.

Pursuant to the Sale and Purchase Agreement, the $76 million in total consideration was to be paid in installments over a period of five months. As of May 31, 2012, we have received the full amount of the consideration, of which:

-	cash of $1,213,000 was received before December 31, 2011;
-	cash of $18,733,669 was received after December 31, 2011;
-	offset against purchase deposits paid to Honesty Group of $1,771,815 and payables to Honesty Group of $10,156,024 at the time of disposal;
-	goods received before December 31, 2011 of $8,925,001; and
-	goods received after December 31, 2011 of $38,744,121.

The accounting gain from the disposal of Honesty Group was $126,860 based on the disposal date of November 30, 2011 when management deemed SGOCO lost operating control over Honesty Group and its subsidiaries.

Following the Sale of Honesty Group, Honesty Group remained a major manufacturer of the Company’s products. The following is a summary of transactions and balances with Honesty Group and its subsidiaries after the Sale of Honesty Group:

Purchases	$25,079,563
Rental of office premises	4,644
Accounts payable as of December 31, 2011	$2,710,049

Subsequent events	12 Months Ended
Dec. 31, 2011
Subsequent events

Note 22 - Subsequent events

The Company has performed an evaluation of subsequent events through the date these consolidated financial statements were issued to determine whether the circumstances warranted recognition and disclosure of those events or transactions in the consolidated financial statements as of December 31, 2011.

On January 1, 2012, a total of 207,000 ordinary shares were issued to our employees, directors and consultants.

On June 18, 2012, the Company rented from Beijing Silver Tower Property Development Ltd. 278.11 square meters for office premises at a monthly rent of RMB83,433 from July 1, 2012 to August 15, 2014.